Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments

	Twelve Months Ended December 31, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,521.0	$2,446.6	$3,967.6
Net written premiums	1,098.0	1,483.9	2,581.9
Gross earned premiums	1,562.0	2,444.8	4,006.8
Net earned premiums	1,154.5	1,460.0	2,614.5
Underwriting Expenses
Losses and loss adjustment expenses	611.1	941.9	1,553.0
Acquisition costs	208.6	171.6	380.2
General and administrative expenses	120.6	233.9	354.5
Underwriting income	214.2	112.6	326.8
Corporate and other expenses (1)			(114.0)
Non-operating expenses (2)			(35.1)
Net investment income			275.7
Realized and unrealized investment gains			75.9
Realized and unrealized investment losses			(61.4)
Change in fair value of derivatives			26.1
Interest expense			(55.2)
Net realized and unrealized foreign exchange (losses)			(36.2)
Income before income taxes			402.6
Income tax benefit			132.1
Net income			$534.7

Net reserves for loss and loss adjustment expenses	$1,373.1	$1,859.7	$3,232.8
Ratios
Loss ratio	52.9%	64.5%	59.4%
Acquisition cost ratio	18.1	11.8	14.5
General and administrative expense ratio	10.4	16.0	13.6
Expense ratio	28.5	27.8	28.1
Combined ratio	81.4%	92.3%	87.5%
________________
(1)Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)Non-operating expenses in the twelve months ended December 31, 2023 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserves for loss and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
________________
(1)Non-operating expenses in the twelve months ended December 31, 2022 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.

	Twelve Months Ended December 31, 2021
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,597.0	$2,341.4	$3,938.4
Net written premiums	1,199.0	1,388.7	2,587.7
Gross earned premiums	1,479.2	2,139.1	3,618.3
Net earned premiums	1,118.8	1,291.7	2,410.5
Underwriting Expenses
Losses and loss adjustment expenses	705.2	988.1	1,693.3
Acquisition costs	221.6	192.5	414.1
General and administrative expenses	121.3	211.8	333.1
Underwriting income/(loss)	70.7	(100.7)	(30.0)
Corporate expenses			(64.3)
Non-operating expenses (1)			(20.6)
Net investment income			147.5
Realized and unrealized investment gains			56.2
Realized and unrealized investment losses			(47.4)
Change in fair value of derivatives			(35.9)
Interest expense			(14.3)
Net realized and unrealized foreign exchange gains			40.0
Other income			14.7
Other expenses			(10.8)
Income before income taxes			35.1
Income tax (expense)			(5.3)
Net income			$29.8

Net reserves for loss and loss adjustment expenses	$2,148.4	$2,165.3	$4,313.7
Ratios
Loss ratio	63.0%	76.5%	70.2%
Acquisition cost ratio	19.8	14.9	17.2
General and administrative expense ratio	10.8	16.4	13.8
Expense ratio	30.6	31.3	31.0
Combined ratio	93.6%	107.8%	101.2%
________________
(1)Non-operating expenses in the twelve months ended December 31, 2021 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the three months ended September 30, 2024 and 2023:

	Three Months Ended September 30, 2024
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$416.2	$700.6	$1,116.8
Net written premiums	263.7	409.9	673.6
Gross earned premiums	449.7	652.5	1,102.2
Net earned premiums	293.5	404.8	698.3
Underwriting Expenses
Losses and loss adjustment expenses	208.6	265.6	474.2
Acquisition costs	43.9	47.8	91.7
General and administrative expenses	41.2	58.2	99.4
Underwriting (loss)/income	(0.2)	33.2	33.0
Corporate and other expenses			(18.6)
Non-operating expenses			(7.6)
Net investment income			79.6
Realized and unrealized investment gains			22.0
Realized and unrealized investment losses			(15.9)
Change in fair value of derivatives			37.8
Interest expense			(20.9)
Net realized and unrealized foreign exchange losses			(46.3)
Income before income taxes			63.1
Income tax expense			(6.4)
Net income			$56.7

Net reserves for losses and loss adjustment expenses	$1,655.0	$2,115.0	$3,770.0

Ratios
Loss ratio	71.1%	65.6%	67.9%
Acquisition cost ratio	15.0	11.8	13.1
General and administrative expense ratio	14.0	14.4	14.2
Expense ratio	29.0	26.2	27.3
Combined ratio	100.1%	91.8%	95.2%

	Three Months Ended September 30, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$367.5	$615.2	$982.7
Net written premiums	261.2	367.4	628.6
Gross earned premiums	403.1	618.1	1,021.2
Net earned premiums	291.8	368.2	660.0
Underwriting Expenses
Losses and loss adjustment expenses	154.7	275.8	430.5
Acquisition costs	54.9	39.4	94.3
General and administrative expenses	29.7	57.6	87.3
Underwriting income/(loss)	52.5	(4.6)	47.9
Corporate and other expenses			(32.6)
Non-operating expenses			(0.2)
Net investment income			77.9
Realized and unrealized investment gains			11.3
Realized and unrealized investment losses			(13.1)
Change in fair value of derivatives			(35.6)
Interest income			1.8
Net realized and unrealized foreign exchange gains			34.1
Income before income taxes			91.5
Income tax expense			(5.2)
Net income			$86.3

Net reserves for losses and loss adjustment expenses	$1,404.8	$1,769.3	$3,174.1

Ratios
Loss ratio	53.0%	74.9%	65.2%
Acquisition cost ratio	18.8	10.7	14.3
General and administrative expense ratio	10.2	15.6	13.2
Expense ratio	29.0	26.3	27.5
Combined ratio	82.0%	101.2%	92.7%
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30, 2024
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,596.8	$2,001.8	$3,598.6
Net written premiums	1,052.0	1,173.6	2,225.6
Gross earned premiums	1,298.2	1,876.2	3,174.4
Net earned premiums	925.3	1,144.1	2,069.4
Underwriting Expenses
Losses and loss adjustment expenses	553.0	725.9	1,278.9
Acquisition costs	158.5	131.7	290.2
General and administrative expenses	113.7	183.8	297.5
Underwriting income	100.1	102.7	202.8
Corporate and other expenses			(83.3)
Non-operating expenses			(19.3)
Net investment income			238.9
Realized and unrealized investment gains			48.8
Realized and unrealized investment losses			(69.8)
Change in fair value of derivatives			22.2
Interest expense			(51.0)
Net realized and unrealized foreign exchange losses			(19.7)
Income before income taxes			269.6
Income tax expense			(32.1)
Net income			$237.5

Net reserves for losses and loss adjustment expenses	$1,655.0	$2,115.0	$3,770.0

Ratios
Loss ratio	59.8%	63.4%	61.8%
Acquisition cost ratio	17.1	11.5	14.0
General and administrative expense ratio	12.3	16.1	14.4
Expense ratio	29.4	27.6	28.4
Combined ratio	89.2%	91.0%	90.2%

	Nine Months Ended September 30, 2023
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,243.2	$1,864.7	$3,107.9
Net written premiums	866.2	1,112.9	1,979.1
Gross earned premiums	1,158.8	1,821.7	2,980.5
Net earned premiums	863.8	1,083.6	1,947.4
Underwriting Expenses
Losses and loss adjustment expenses	451.9	695.7	1,147.6
Acquisition costs	160.6	126.6	287.2
General and administrative expenses	88.1	168.2	256.3
Underwriting income	163.2	93.1	256.3
Corporate and other expenses			(85.7)
Non-operating expenses			(10.8)
Net investment income			207.3
Realized and unrealized investment gains			47.4
Realized and unrealized investment losses			(31.2)
Change in fair value of derivatives			(16.0)
Interest expense			(41.1)
Net realized and unrealized foreign exchange gains			20.4
Income before income taxes			346.6
Income tax expense			(41.4)
Net income			$305.2

Net reserves for losses and loss adjustment expenses	$1,404.8	$1,769.3	$3,174.1

Ratios
Loss ratio	52.3%	64.2%	58.9%
Acquisition cost ratio	18.6	11.7	14.7
General and administrative expense ratio	10.2	15.5	13.2
Expense ratio	28.8	27.2	27.9
Combined ratio	81.1%	91.4%	86.8%